Document And Entity Information (USD $)	12 Months Ended
Dec. 31, 2011
Entity Registrant Name	Ohio Valley Banc Corp.
Entity Central Index Key	0000894671
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Public Float	$ 64,473,425
Entity Common Stock, Shares Outstanding	4,029,439
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2011